Trade accounts receivable - Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of composition of trade accounts receivable
Related parties	$ 963	$ 3,775
Total trade accounts receivable	173,204	182,713
Cost/gross carrying amount
Disclosure of composition of trade accounts receivable
Trade receivables	174,931	181,084
Related parties	963	3,775
Total trade accounts receivable	175,894	184,859
Accumulated impairment
Disclosure of composition of trade accounts receivable
Total trade accounts receivable	$ (2,690)	$ (2,146)